SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Mid Cap Value Fund

Supplement dated April 16, 2009
to the Statement of Additional Information dated May 1, 2008, as amended August 1, 2008, January 5, 2009 and March 20, 2009

Effective as of March 31, 2009, the following sections of the Statement of Additional Information relating to SC Goldman Sachs Mid Cap Value Fund (the “Fund”) are hereby revised as indicated:

1)  Beginning on page 39 under the heading “Portfolio Managers,” all of the references made to Melissa R. Brown, Mark Carhart and Robert C. Jones are hereby replaced with Katinka Domotorffy and Kent Daniel.

2)  In the section entitled “Other Accounts Managed by Portfolio Managers – GSAM” beginning on page 47, the account information for Melissa R. Brown, Robert C. Jones, Andrew Alford and Mark Carhart is hereby replaced in its entirety with the following information as of December 31, 2008 concerning other accounts managed by the persons who are primarily responsible for the day-to-day management of the Fund:

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Andrew Alford
Other Registered Investment Companies	64	$18.4
Other Pooled Vehicles	74	$12.0
Other Accounts	714	$51.6

Katinka Domotorffy
Other Registered Investment Companies	64	$18.4
Other Pooled Vehicles	74	$12.0
Other Accounts	714	$51.6

Kent Daniel
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	0	$0

3)  In the section entitled “Performance Fees - GSAM” beginning on page 48, the account information for Melissa R. Brown, Robert C. Jones, Andrew Alford and Mark Carhart is hereby replaced in its entirety with the following information as of December 31, 2008:

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Andrew Alford
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	34	$5.4
Other Accounts	74	$27.1

Katinka Domotorffy
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	34	$5.4
Other Accounts	74	$27.1

Kent Daniel
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	0	$0